NORTHERN LIGHTS FUND TRUST II

October 4, 2013

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:	Northern Lights Fund Trust II – Braver Tactical Opportunity Fund, Crow Point Hedged Global Equity Income Fund, Longboard Managed Futures Strategy Fund and Sustainable Opportunities Fund
Post Effective Amendment No. 117 to the Registration Statement on Form N-1A
Registration File Nos. 333-174926 and 811-22549

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Northern Lights Fund Trust II (the “Trust”), on behalf of its series the Braver Tactical Opportunity Fund, Crow Point Hedged Global Equity Income Fund, Longboard Managed Futures Strategy Fund and Sustainable Opportunities Fund (the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the following documents that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 117 (SEC Accession No. 0000910472-13-004022) to the Trust’s Registration Statement on Form N-1A (the “Amendment”):

1.	Prospectus for the Braver Tactical Opportunity Fund, Class N shares;
2.	Statement of Additional Information for the Braver Tactical Opportunity Fund;
3.	Prospectus for the Crow Point Hedged Global Equity Income Fund, Class A Shares and Class I Shares;
4.	Statement of Additional Information for the Crow Point Hedged Global Equity Income Fund;
5.	Prospectus for the Longboard Managed Futures Strategy Fund, Class A Shares and Class I Shares;
6.	Statement of Additional Information for the Longboard Managed Futures Strategy Fund;
7.	Prospectus for the Sustainable Opportunities Fund, Class I shares; and
8.	Statement of Additional Information for the Sustainable Opportunities Fund.

The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on September 26, 2013.

Questions related to this filing should be directed to David J. Baum of Alston & Bird LLP at (202) 239-3346.

Very truly yours,

s/ Kevin Wolf

Kevin Wolf

President